Segment and Related Information - Revenues And Identifiable Assets By Country (Details) $ in Thousands	1 Months Ended	3 Months Ended									8 Months Ended	9 Months Ended		12 Months Ended
	Feb. 05, 2021 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($) segment	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of reportable segments | segment												1		1
Total revenue	$ 77,481	$ 250,371	$ 203,207	$ 241,836	$ 237,918	$ 281,311	$ 454,088	$ 275,526	$ 292,936	$ 282,888	$ 562,147		$ 761,065	$ 964,272	$ 1,305,438	$ 1,082,826
Identifiable Assets	$ 1,705,946	$ 2,094,768	4,263,937				8,284,498				$ 2,094,768	$ 2,094,768		4,263,937	8,284,498
Australia
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue														50,434	33,623	0
Identifiable Assets			30,498				244,244							30,498	244,244
Brazil
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue														0	0	0
Identifiable Assets			14,184				8,910							14,184	8,910
Brunei
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue														0	0	3,080
Identifiable Assets			0				0							0	0
Bulgaria
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue														0	61,525	84,757
Identifiable Assets			0				0							0	0
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue														28,915	46,147	47,085
Identifiable Assets			4,579				199,696							4,579	199,696
Curacao
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue														0	0	0
Identifiable Assets			0				75,776							0	75,776
Denmark
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue														7,662	31,076	35,855
Identifiable Assets			0				238,413							0	238,413
East Timor
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue														0	0	33,733
Identifiable Assets			0				0							0	0
Egypt
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue														0	49,209	112,473
Identifiable Assets			0				0							0	0
Gabon
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue														147	0	0
Identifiable Assets			4,509				4,160							4,509	4,160
Guyana
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue														222,088	132,414	50,839
Identifiable Assets			1,824,921				1,807,296							1,824,921	1,807,296
Malaysia
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue														0	251,497	91,052
Identifiable Assets			9,199				30,012							9,199	30,012
Mexico
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue														0	0	0
Identifiable Assets			1,297				28,032							1,297	28,032
Myanmar
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue														21,084	56,207	16,572
Identifiable Assets			0				151,116							0	151,116
Qatar
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue														31,024	36,948	35,180
Identifiable Assets			24,024				219,569							24,024	219,569
Saudi Arabia
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue														133,246	154,807	156,989
Identifiable Assets			398,093				673,884							398,093	673,884
Singapore
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue														0	0	1,769
Identifiable Assets			0				0							0	0
Suriname
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue														61,474	17,374	(3)
Identifiable Assets			585,994				599,659							585,994	599,659
Tanzania
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue														0	0	381
Identifiable Assets			0				0							0	0
Trinidad and Tobago
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue														9,468	0	0
Identifiable Assets			19,031				0							19,031	0
United Arab Emirates
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue														0	0	(17)
Identifiable Assets			52,266				31,150							52,266	31,150
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue														180,610	243,063	194,602
Identifiable Assets			749,416				1,373,524							749,416	1,373,524
US plans
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue														209,401	191,548	218,479
Identifiable Assets			545,926				2,599,057							545,926	2,599,057
Vietnam
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue														8,719	0	$ 0
Identifiable Assets			$ 0				$ 0							$ 0	$ 0